ING Mutual Funds
ING Emerging Markets Fixed Income Fund (the “Fund”)
Supplement dated May 15, 2007
to the Class A, Class B and Class C Prospectus
and the Class I and Class Q Prospectus
each dated February 28, 2007
     Effective May 1, 2007, Rob Drijkoningen was replaced by Daniel Eustaquio as a portfolio manager to the Fund.
1.	All references to Rob Drijkoningen as a portfolio manager to the Fund are hereby deleted.

2.	The paragraphs under the section entitled “Management of the Funds — Sub-Advisers” on page 59 of the Class A, Class B and Class C Prospectus; and page 48 of the Class I and Class Q Prospectus are amended to replace Rob Drijkoningen’s biography with the following:
Daniel Eustaquio joined ING Investment Management in October 1998 and has 18 years of investment experience. He is a Senior Portfolio Manager responsible for managing emerging markets portfolios. In addition, he manages funds for ING’s insurance unit in Argentina.
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ING Mutual Funds
ING Emerging Markets Fixed Income Fund (the “Fund”)
Supplement dated May 15, 2007
to the Class A, Class B, Class C, Class I and Class Q shares
Statement of Additional Information (“SAI”)
dated February 28, 2007
     Effective May 1, 2007, Rob Drijkoningen was replaced as a portfolio manager to the Fund by Daniel Eustaquio. All references to Mr. Drijkoningen are hereby deleted and replaced with Mr. Eustaquio.
     Effective May 1, 2007, the table and the footnotes thereto, in the sections entitled “Portfolio Managers” in the sub-section entitled “Other Accounts Managed” on page 137 and in the sub-section entitled “Ownership of Securities” on page 138 of the Class A, Class B, Class C, Class I and Class Q SAI are deleted in their entirety and replaced with the following:
Other Accounts Managed
The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of March 31, 2007:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number		Number of
Portfolio	of		of		Number of
Manager	Accounts	Total Assets	Accounts	Total Assets	Accounts	*	Total Assets
Daniel Eustaquio	3	$274,000,000	11	$8,601,000,000	1		$204,000,000
Gorky Urquieta	3	$274,000,000	11	$8,601,000,000	1		$204,000,000

(* ) None of the accounts managed are subject to performance fees.
Ownership of Securities
The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of March 31, 2007 including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of Fund Shares
Portfolio Manager	Owned
Daniel Eustaquio	None
Gorky Urquieta	None
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